Nuveen Core Plus Impact Fund
Portfolio of Investments March 31, 2024
(Unaudited)
NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.2%  (99.5% of Total Investments)
X –
CORPORATE BONDS - 86.0% (55.5% of Total Investments) X 296,760,661
Automobiles & Components - 1.9%
$ 4,000 Dana Inc 4.250% 9/01/30 $ 3,534,555
3,510 Ford Motor Co 3.250% 2/12/32 2,919,637
Total Automobiles & Components 6,454,192
Banks - 14.3%
5,000 (b) Citigroup Inc 2.014% 1/25/26 4,847,946
17,000 Intesa Sanpaolo SpA, 144A 4.950% 6/01/42 12,682,120
3,583 JPMorgan Chase & Co 0.768% 8/09/25 3,515,351
5,000 (b) Lloyds Banking Group PLC 4.976% 8/11/33 4,815,266
10,000 (b) Standard Chartered PLC, 144A 5.300% 1/09/43 9,451,033
15,000 (b) UniCredit SpA, 144A 5.459% 6/30/35 14,085,806
Total Banks 49,397,522
Capital Goods - 2.9%
5,800 (b) GATX Corp 3.100% 6/01/51 3,784,600
5,000 Sociedad de Transmision Austral SA, 144A 4.000% 1/27/32 4,375,280
2,305 YMCA of Greater New York 5.021% 8/01/38 2,000,546
Total Capital Goods 10,160,426
Commercial & Professional Services - 0.5%
1,625 Ambipar Lux Sarl, 144A 9.875% 2/06/31 1,628,169
Total Commercial & Professional Services 1,628,169
Consumer Discretionary Distribution & Retail - 2.3%
10,000 Nordstrom Inc 5.000% 1/15/44 7,749,475
Total Consumer Discretionary Distribution & Retail 7,749,475
Consumer Durables & Apparel - 1.5%
5,000 EUR (c) Arcelik AS, Reg S 3.000% 5/27/26 5,205,451
Total Consumer Durables & Apparel 5,205,451
Consumer Services - 0.6%
2,160 YMCA of Greater New York 2.303% 8/01/26 1,983,392
Total Consumer Services 1,983,392
Diversified Financials - 1.5%
5,400 EUR (c) Power Finance Corp Ltd 1.841% 9/21/28 5,161,113
Total Diversified Financials 5,161,113
Energy - 3.8%
15,000 (b) Santos Finance Ltd, 144A 3.649% 4/29/31 13,070,281
Total Energy 13,070,281
Equity Real Estate Investment Trusts (Reits) - 0.5%
2,000 Host Hotels & Resorts LP 2.900% 12/15/31 1,661,997
Total Equity Real Estate Investment Trusts (Reits) 1,661,997
Equity Real Estate Investment Trusts (REITs) - 3.5%
9,915 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 9,338,989
2,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 1,679,796
1,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 1,042,700
Total Equity Real Estate Investment Trusts (REITs) 12,061,485

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NPCT
Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services - 3.3%
$ 2,400 Community Preservation Corp/The 2.867% 2/01/30 $ 2,096,804
4,292 Starwood Property Trust Inc, 144A 3.625% 7/15/26 4,027,009
5,710 Starwood Property Trust Inc, 144A 4.375% 1/15/27 5,371,114
Total Financial Services 11,494,927
Materials - 6.5%
345 Alcoa Nederland Holding BV, 144A 7.125% 3/15/31 351,436
1,550 Cemex SAB de CV, 144A 9.125% 12/30/49 1,683,849
5,000 LG Chem Ltd, 144A 2.375% 7/07/31 4,138,582
5,000 LYB International Finance III LLC 3.800% 10/01/60 3,470,704
8,108 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 8,135,891
5,000 (b) Teck Resources Ltd 5.200% 3/01/42 4,568,109
Total Materials 22,348,571
Media & Entertainment - 2.0%
10,000 Discovery Communications LLC 4.000% 9/15/55 6,843,712
Total Media & Entertainment 6,843,712
Real Estate Management & Development - 0.6%
2,250 EUR (c) GTC Aurora Luxembourg SA, Reg S 2.250% 6/23/26 2,080,741
Total Real Estate Management & Development 2,080,741
Technology Hardware & Equipment - 3.5%
5,000 SK Battery America Inc, Reg S 2.125% 1/26/26 4,625,034
10,000 Vodafone Group PLC 5.125% 6/04/81 7,547,407
Total Technology Hardware & Equipment 12,172,441
Telecommunication Services - 0.9%
5,000 Verizon Communications Inc 2.987% 10/30/56 3,198,295
Total Telecommunication Services 3,198,295
Transportation - 2.9%
5,000 Delta Air Lines 2019-1 Class AA Pass Through Trust2020 A 3.204% 4/25/24 4,996,167
7,000 Norfolk Southern Corp 4.100% 5/15/21 5,104,784
Total Transportation 10,100,951
Utilities - 33.0%
1,750 AES Corp/The 2.450% 1/15/31 1,431,776
15,000 (b) Brooklyn Union Gas Co/The, 144A 4.273% 3/15/48 11,487,645
5,100 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 4,287,483
7,050 Colbun SA, 144A 3.150% 1/19/32 5,948,622
2,244 Consolidated Edison Co of New York Inc 4.300% 12/01/56 1,844,824
5,000 EUR (c) EDP - Energias de Portugal SA 1.875% 3/14/82 4,636,357
5,967 India Cleantech Energy2021 1, 144A 4.700% 8/10/26 5,597,515
6,650 Interchile SA, 144A 4.500% 6/30/56 5,398,090
369 Inversiones Latin America Power Ltda 12.000% 6/15/33 365,008
4,225 Inversiones Latin America Power SpA, 144A 11.000% 6/15/33 3,738,957
2,000 Leeward Renewable Energy Operations LLC, 144A 4.250% 7/01/29 1,716,149
7,330 (b) Liberty Utilities Finance GP 1, 144A 2.050% 9/15/30 5,936,324
2,033 NextEra Energy Operating Partners LP, 144A 7.250% 1/15/29 2,080,090
7,000 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 6,525,016
2,553 Solar Star Funding LLC, 144A 5.375% 6/30/35 2,452,674
13,000 (b) Southern California Edison Co 3.650% 6/01/51 9,596,555
4,000 Southern Co Gas Capital Corp 3.150% 9/30/51 2,613,152
5,000 Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak, 144A
4.850% 10/14/38 4,628,810
8,075 Sunnova Energy Corp, 144A 5.875% 9/01/26 6,286,393
9,492 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 7,547,895

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities (continued)
$ 9,134 Topaz Solar Farms LLC, 144A 4.875% 9/30/39 $ 8,084,086
4,084 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 4,078,475
2,641 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 2,060,195
5,800 Vena Energy Capital Pte Ltd, Reg S 3.133% 2/26/25 5,645,429
Total Utilities 113,987,520
Total Corporate Bonds
(cost $363,226,515) 296,760,661
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 21.5% (13.9% of Total
Investments) X 74,268,076
Banks - 7.3%
$ 10,375 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 $ 9,358,760
4,250 Citigroup Inc 4.150% N/A (d) 3,914,820
3,250 JPMorgan Chase & Co 3.650% N/A (d) 3,086,646
10,195 PNC Financial Services Group Inc/The 3.400% N/A (d) 8,910,836
Total Banks 25,271,062
Capital Goods - 3.3%
12,000 Air Lease Corp 4.650% N/A (d) 11,330,360
Total Capital Goods 11,330,360
Financial Services - 1.9%
7,200 American Express Co 3.550% N/A (d) 6,664,368
Total Financial Services 6,664,368
Insurance - 1.4%
4,800 Swiss Re Finance Luxembourg SA, 144A 5.000% 4/02/49 4,656,000
Total Insurance 4,656,000
Utilities - 7.6%
5,000 Algonquin Power & Utilities Corp 4.750% 1/18/82 4,407,779
2,500 CMS Energy Corp 4.750% 6/01/50 2,302,523
2,500 CMS Energy Corp 3.750% 12/01/50 2,048,080
8,000 EUR (c) Engie SA, Reg S 1.875% N/A (d) 7,184,968
4,600 Sempra 4.125% 4/01/52 4,243,712
5,000 Southern Co/The 3.750% 9/15/51 4,674,005
1,500 Vistra Corp, 144A 7.000% N/A (d) 1,485,219
Total Utilities 26,346,286
Total $1,000 Par (or similar) Institutional Preferred
(cost $84,166,046) 74,268,076
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 19.5% (12.6% of Total Investments) X 67,253,201
6,500 (e) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
4.114% spread), 2021 ACEN, 144A
9.440% 4/15/34 $ 3,059,495
5,000 (e) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
(TSFR1M reference rate + 3.864% spread), 2021 JACX,
144A
9.190% 9/15/38 3,802,508
4,000 BBCMS Mortgage Trust 2020-C6, 2020 C6, 144A 3.688% 2/15/53 2,670,950
3,840 Benchmark 2019-B10 Mortgage Trust, 2019 B10, 144A 3.899% 3/15/62 2,709,793
7,887 COMM 2020-CX Mortgage Trust, 2020 CX, 144A 2.683% 11/10/46 5,442,139
24,559 Freddie Mac Multifamily ML Certificates, 2023 ML18 1.508% 9/25/37 2,569,624
45,604 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.225% 7/25/41 4,439,960

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 28,148 Freddie Mac Multifamily ML Certificates, 2021 ML10, (I/O) 2.058% 1/25/38 $ 4,118,286
64,977 Freddie Mac Multifamily ML Certificates, 2021 ML11, (I/O),
144A
0.667% 3/25/38 3,419,755
500 Hudson Yards 2016-10HY Mortgage Trust, 2016 10HY, 144A 2.835% 8/10/38 467,347
2,500 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 2.943% 12/10/41 1,836,016
5,000 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, 2018 AON, 144A
4.613% 7/05/31 1,096,546
10,000 MFT Trust 2020-ABC, 2020 ABC, 144A 3.477% 2/10/42 5,313,585
700 (e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 3.579% spread), 2019 MILE, 144A
8.905% 7/15/36 503,734
5,661 (e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.155% 7/15/36 4,382,808
7,420 NYC Commercial Mortgage Trust 2021-909, 2021 909,
144A
3.206% 4/10/43 3,678,055
3,860 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 2,943,984
80,369 SLG Office Trust 2021-OVA, 2021 OVA, (I/O), 144A 0.258% 7/15/41 1,164,892
8,000 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 5,864,878
3,500 SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, 144A 2.892% 2/12/41 2,151,518
7,000 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 5,617,328
Total Mortgage-Backed Securities
(cost $99,436,096) 67,253,201
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 6.1% (3.9% of Total Investments) X 21,143,743
Capital Goods - 1.5%
269,000 Triton International Ltd 5.750% $ 5,336,960
Total Capital Goods 5,336,960
Financial Services - 1.5%
300,000 Affiliated Managers Group Inc 4.200% 5,277,000
Total Financial Services 5,277,000
Real Estate Management & Development - 0.3%
77,904 Brookfield Property Partners LP 5.750% 994,055
Total Real Estate Management & Development 994,055
Utilities - 2.8%
100,426 Brookfield Infrastructure Partners LP 5.125% 1,821,728
200,000 Brookfield Renewable Partners LP 5.250% 3,646,000
200,000 CMS Energy Corp 4.200% 4,068,000
Total Utilities 9,535,728
Total $25 Par (or similar) Retail Preferred
(cost $28,938,056) 21,143,743
Principal
Amount (000) Description (a)
Optional Call
Provisions (f) Value
–
MUNICIPAL BONDS - 6.1% (3.9% of Total Investments) X 20,954,798
Arizona - 0.2%
$ 810 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Gerard Facility Project, Series
2021C, 3.250%, 7/01/31
No Opt. Call $ 707,572
Total Arizona 707,572
District of Columbia - 0.1%
254 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14
No Opt. Call 235,852
Total District of Columbia 235,852

Principal
Amount (000) Description (a)
Optional Call
Provisions (f) Value
Indiana - 0.0%
$ 234 (g) Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series 2022A-2,
10.750%, 12/01/29
No Opt. Call $ 23
Total Indiana 23
Michigan - 1.5%
City of Detroit, Michigan, General Obligation Bonds, Series 2021
:
1,000 2.960%, 4/01/27 No Opt. Call 926,055
500 3.110%, 4/01/28 No Opt. Call 455,484
2,245 3.244%, 4/01/29 No Opt. Call 2,006,028
425 3.344%, 4/01/30 No Opt. Call 371,231
1,575 Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable
Series 2021B, 3.644%, 4/01/34
4/31 at 100.00 1,284,066
Total Michigan 5,042,864
Montana - 0.3%
1,000 County of Gallatin, Montana, Series 2022, 11.500%, 9/01/27, 144A 9/25 at 103.00 1,029,683
Total Montana 1,029,683
New York - 4.0%
10,185 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%,
11/15/49
No Opt. Call 11,452,134
2,500 New York Transportation Development Corp, 6.971%, 6/30/51 No Opt. Call 2,486,670
Total New York 13,938,804
Total Municipal Bonds
(cost $24,137,063) 20,954,798
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 5.7% (3.7% of Total Investments) X 19,670,541
Benin - 2.5%
$ 10,000 EUR Benin Government International Bond, 144A 4.950% 1/22/35 $ 8,738,684
Total Benin 8,738,684
Chile - 1.1%
5,000 Chile Government International Bond 3.100% 5/07/41 3,695,128
Total Chile 3,695,128
Mexico - 2.1%
5,000 EUR Mexico Government International Bond 2.250% 8/12/36 4,254,072
3,150 Mexico Government International Bond 4.875% 5/19/33 2,982,657
Total Mexico 7,236,729
Total Sovereign Debt
(cost $25,518,718) 19,670,541
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 3.4% (2.2% of Total Investments) X 11,689,835
1,000 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 $ 1,016,107
1,000 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 1,014,512
2,118 GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS, 144A
3.500% 5/20/48 1,382,481
2,281 GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS, 144A
3.500% 7/20/48 1,655,334
4,268 (h) Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 1,311,121
4,606 (h) Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 2,855,662

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 2,500 Tesla Auto Lease Trust 2021-B, 2021 B, 144A 1.320% 9/22/25 $ 2,454,618
Total Asset-Backed Securities
(cost $15,702,713) 11,689,835
Principal
Amount (000) Description (a) Coupon (i)
Reference
Rate (i) Spread (i) Maturity (j) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 3.1% (2.0% of Total Investments) (i) X 10,834,132
Commercial & Professional Services - 2.8%
$ 10,365 Liberty Tire Recycling Holdco,
LLC, Term Loan
9.941% TSFR1M 4.500% 5/07/28 $ 9,760,251
Total Commercial & Professional Services 9,760,251
Utilities - 0.3%
1,072 ExGen Renewables IV, LLC,
Term Loan
8.105% TSFR3M 2.500% 12/15/27 1,073,881
Total Utilities 1,073,881
Total Variable Rate Senior Loan Interests
(cost $11,403,688) 10,834,132
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7% (1.8% of Total Investments) X 9,398,013
$ 4,840 United States Treasury Note/Bond 4.500% 2/15/44 $ 4,866,469
2,690 United States Treasury Note/Bond 4.250% 2/28/29 2,693,573
1,703 United States Treasury Note/Bond 4.625% 2/28/26 1,701,603
137 United States Treasury Note/Bond 4.250% 3/15/27 136,368
Total U.S. Government and Agency Obligations
(cost $9,344,098) 9,398,013
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CONVERTIBLE BONDS - 0.1% (0.0% of Total Investments) X 281,674
Utilities - 0.1%
$ 2,817 ILAP Holdings LTD, 144A, (cash 5.000%, PIK 5.000%) 5.000% 6/15/33 $ 281,674
Total Utilities 281,674
Total Convertible Bonds
(cost $428,908) 281,674
Total Long-Term Investments
(cost $662,301,901) 532,254,674
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8% (0.5% of Total Investments)
X –
REPURCHASE AGREEMENTS - 0.8% (0.5% of Total Investments) X 2,600,000
$ 2,600 (k) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 2,600,000
Total Repurchase Agreements
(cost $2,600,000) 2,600,000
Total Short-Term Investments
(cost $2,600,000) 2,600,000
Total Investments (cost $ 664,901,901 ) - 155.0% 534,854,674
Borrowings - (21.0)% (l),(m) (72,500,000)
Reverse Repurchase Agreements, including accrued interest - (14.2)%(n) (49,124,805)
TFP Shares, Net - (20.2)%(o) (69,691,565)
Other Assets & Liabilities, Net -  0.4% 1,547,203
Net Assets Applicable to Common Shares - 100% $ 345,085,507

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 7,556,763 Euro 6,858,671 JPMorgan Chase Bank, N.A. 4/16/24 $ 153,477
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed annual 2.250% Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 264,189 $ 25,397
$ 238,792
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
529,311 16,052
513,259
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
323,579 (7,131)
330,710
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
575,186 12,335
562,851
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
473,254 (3,049)
476,303
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
617,258 4,250
613,008
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
592,804 (4)
592,808
Total
$ 3,375,581 $ 47,850
$ 3,327,731

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

NPCT
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 296,760,661 $ – $ 296,760,661
$1,000 Par (or similar) Institutional
Preferred – 74,268,076 – 74,268,076
Mortgage-Backed Securities – 67,253,201 – 67,253,201
$25 Par (or similar) Retail Preferred 21,143,743 – – 21,143,743
Municipal Bonds – 20,954,798 – 20,954,798
Sovereign Debt – 19,670,541 – 19,670,541
Asset-Backed Securities – 7,523,052 4,166,783 11,689,835
Variable Rate Senior Loan Interests – 10,834,132 – 10,834,132
U.S. Government and Agency Obligations – 9,398,013 – 9,398,013
Convertible Bonds – 281,674 – 281,674
Short-Term Investments:
Repurchase Agreements – 2,600,000 – 2,600,000
Investments in Derivatives:
Forward Foreign Currency Contracts* – 153,477 – 153,477
Cross Currency Swaps* – 3,327,731 – 3,327,731
Total
$ 21,143,743 $ 513,025,356 $ 4,166,783 $ 538,335,882
* Represents net unrealized appreciation (depreciation).
Level 3
NPCT
Asset-Backed
Securities
Balance at the beginning of period $ 4,421,470
Gains (losses): -
Net realized gains (losses) 38,196
Change in net unrealized appreciation (depreciation) (10,780)
Purchases at cost -
Sales at proceeds (289,193)
Net discounts (premiums) 7,090
Transfers into -
Transfers (out of) -
Balance at the end of period $ 4,166,783
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (10,780)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
NPCT Asset-Backed Securities $4,166,783 Indicative Quote Broker Quote $30.72-$62.00 $52.157
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $68,535,224 have been pledged as collateral for reverse repurchase agreements.
(c) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(d) Perpetual security. Maturity date is not applicable.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

Principal denominated in U.S. Dollars, unless otherwise noted.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(j) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(k) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $2,601,525 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 2.000% and maturity date 11/15/41, valued at $2,652,031.
(l) Borrowings as a percentage of Total Investments is 13.6%.
(m) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.2%.
(o) TFP Shares, Net as a percentage of Total Investments is 13.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
EUR Euro
I/O Interest only security
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month